Transition To IFRS	12 Months Ended
Apr. 30, 2012
Transition To Ifrs
Transition To IFRS

14.	Transition to IFRS

IFRS 1 First-time Adoption of International Financial Reporting Standards sets forth guidance for the initial adoption of IFRS. Under IFRS 1 the standards are applied retrospectively at the transitional statement of financial position date with all adjustment to assets and liabilities taken to retained earnings unless certain exemptions are applied.

The Company has applied the following exemptions to its opening statement of financial position dated May 1, 2010:

(a)        Share-based payment transactions

IFRS 1 encourages, but does not require, first-time adopters to apply IFRS 2 Share based Payment to equity instruments that were granted on or before November 7, 2002, or equity instruments that were granted subsequent to November 7, 2002 and vested before the later of the date of transition to IFRS and January 1, 2005. The Company has elected not to apply IFRS 2 to awards that vested prior to May 1, 2010.

(b)        Cumulative translation differences

IFRS 1 allows a first-time adopter to not comply with the requirements of IAS 21 The Effects of Changes in Foreign Exchange Rates for cumulative translation differences that existed at the date of transition to IFRS. The Company has chosen to apply this election and has eliminated the cumulative translation difference and adjusted retained earnings by the same amount at the date of transition to IFRS. If, subsequent to adoption, a foreign operation is disposed of, the translation differences that arose before the date of transition to IFRS will not affect the gain or loss on disposal.

(c)        Business Combination and non-controlling interests

The Company elected IFRS 1 that allows the application of the requirements of IFRS 3 and IAS 27 prospectively from the transaction date.

(d)        Estimates

In accordance with IFRS 1, an entity’s estimates under IFRS at the date of transition to IFRS must be consistent with estimates made for the same date under previous GAAP, unless there is objective evidence that those estimates were in error. The Company’s IFRS estimates as of May 1, 2010 are consistent with its Canadian GAAP estimates for that date.

IFRS employs a conceptual framework that is similar to Canadian GAAP. However, significant differences exist in certain matters of recognition, measurement and disclosure. While the first time adoption of IFRS did not have an impact on the total operating, investing or financing cash flows, it has resulted in changes to the Company’s reported financial position and results of operations. In order to allow the users of the financial statements to better understand these changes, the Company’s Canadian GAAP consolidated statements of operations and comprehensive income (loss), for the year ended April 30, 2011 have been reconciled to IFRS, with the resulting differences explained. In addition, the consolidated statements of financial position as at May 1, 2010 have been reconciled with the resulting differences explained.

(e)        Non-controlling Interest

Under GAAP the Company records non-controlling interest when the entity under the Company’s control incur net income; under IFRS the Company records non-controlling interest when the entity under the Company’s control incur net income or loss.

(f)        Equity component of convertible debt

GAAP allows the proportional or relative value method in calculating the values of the equity and debt components of a convertible. IFRS requires the residual method, whereby the fair value of the liability is calculated first and then the fair value of equity is the residual face value of the instrument after deduction of the value of the liability component.

The Company elected IFRS 1 exemption for not to retrospectively separate the liability and equity components of compound instruments for.

The May 1, 2010 Canadian GAAP statement of financial position has been reconciled to IFRS as follows:

	May 1, 2010
	Canadian GAAP	IFRS Adjustments	IFRS
Assets

Current
Cash	364	-	364
GST and interest receivable	9,882	-	9,882
Prepaid expenses	1,416	-	1,416
Due from related parties	28,455	-	28,455
Advances to equity accounted investee	585,859	-	585,859
	625,976	-	625,976
Equipment	3,346	-	3,346

	629,322	-	629,322
Liabilities

Current
Bank indebtedness	494	-	494
Accounts payable and accrued liabilities	57,861	-	57,861
Due to related parties	146,741	-	146,741
Income taxes payable	10,317	-	10,317
Share subscription payable	58,877	-	58,877
Financial instrument liability	135,816	-	135,816
	410,106	-	410,106

Shareholders’ equity
Share Capital	12,082,039	-	12,082,039
Warrants	245,518	-	245,518
Contributed Surplus	9,270,884	-	9,270,884
Deficit	(21,379,225)	-	(21,379,225)
		-
	219,216	-	219,216

	629,322	-	629,322

The Canadian GAAP statement of financial position at April 30, 2011 has been reconciled to IFRS as follows:

	April 30, 2011
	Canadian GAAP	IFRS Adjustments	IFRS
Assets

Current
Cash	88,684		88,684
GST and interest receivable	14,926		14,926
Prepaid expenses	81,052		81,052
Due from related parties	8,490		8,490
Advances to REGI US	865,607		865,607
Assets held for distribution to shareholders	-		-
	1,058,759		1,058,759

Investment in Minewest	-		-
Equipment	2,169		2,169
Mineral Property	232,953		232,953

	1,293,881	-	1,293,881
Liabilities

Current
Accounts payable and accrued liabilities	105,912		105,912
Due to related parties	218,878		218,878
Convertible debt (14 (f))	19,368	619	19,987
Financial instrument liability	35,917		35,917
	380,075	619	380,694

Shareholders’ equity
Share Capital	12,372,889		12,372,889
Subscription received	289,200		289,200
Warrants	237,714		237,714
Contributed Surplus	9,441,987		9,441,987
Equity component of convertible debt	8,485	(7,727)	758
Deficit (14 (e) (f))	(21,625,225)	(52,150)	(21,677,375)
	725,050	(59,877)	665,173

Non-controlling interest (14(e))	188,756	59,258	248,014

	1,293,881	-	1,293,881

The Canadian GAAP income statement and statement of comprehensive income for year ended April 30, 2011 have been reconciled to IFRS as follows:

	GAAP $	IFRS Adjustments $	IFRS $

Expenses
Amortization	2,128		2,128
Shareholder communication	41,106		41,106
Consulting fees	32,209		32,209
Foreign exchange loss (gain)	(27,048)		(27,048)
Interest expense (14 (f))	10,894	(7,108)	3,786
Management and directors’ fees	61,200		61,200
Mineral property maintenance costs	(7,254)		(7,254)
Office expenses	27,286		27,286
Professional fees	99,670		99,670
Research and development	107,700		107,700
Rent and utilities	15,680		15,680
Stock-based compensation	89,776		89,776
Transfer agent and filing fees	15,101		15,101
Travel and promotion	7,605		7,605
Wages and benefits	26,750		26,750

Loss before other items and income taxes	(502,803)	7,108	(495,695)

Other income (expense)
Gain on sale of investee’s shares	102,966		102,966
Net gain on expiration and modification of financial instrument liability	126,404		126,404
Interest income	-		-
Gain (Loss) on investment in Minewest	-		-
Unrealized gain (loss) on financial instrument liability	5,872		5,872

Loss before income taxes (14(f))	(267,561)	7,108	(260,453)

Income tax recovery (expense) – current	10,317		10,317

Net and comprehensive loss	(257,244)	7,108	(250,136)

Net and comprehensive income (loss) attributable to:

Non-controlling interest (14(e))	(11,244)	59,258	48,014
Shareholders of the Company	(246,000)	(52,150)	(298,150)
	(257,244)	7,108	(250,136)

Loss per share – basic and diluted	(0.01)		(0.01)

Weighted average number of common shares outstanding – basic and diluted	29,000,177		29,000,177

The Canadian GAAP income statement and statement of comprehensive income for the year ended April 30, 2011 have been reconciled to IFRS as follows:

		IFRS
	GAAP	Adjustments	IFRS
	$	$	$

Cash flows used in operating activities
Net loss	(257,244)	7,108	(250,136)
Adjustments to reconcile loss to net cash used by operating activities:
Amortization	2,128		2,128
Gain on sale of investee’s shares	(102,966)		(102,966)
Imputed interest	7,853	(7,108)	745
Net gain on expiration and modification of financial instrument liability	(126,404)		(126,404)
Stock-based compensation	89,776		89,776
Unrealized (gain) loss on financial instrument liability	(5,872)		(5,872)

Changes in non-cash working capital items:
Bank indebtedness	(494)		(494)
GST and interest receivable	(5,044)		(5,044)
Prepaid expenses	(79,636)		(79,636)
Due from related parties	19,965		19,965
Accounts payable and accrued liabilities	48,051		48,051
Due to related parties	72,137		72,137
Income taxes payable	(10,317)		(10,317)

	(348,067)	-	(348,067)

Cash flows provided by investing activities
(Advances to) repayments from equity accounted investee	(279,748)		(279,748)
Proceeds on sale of investee’s shares and warrants	76,466		76,466
Mineral property costs	(32,953)		(32,953)
Purchase of equipment	(951)		(951)

	(237,186)	-	(237,186)

Cash flows provided by financing activities
Proceeds on convertible debt	50,000		50,000
Repayment on convertible debt	(30,000)		(30,000)
Proceeds from share subscriptions	289,200		289,200
Proceeds from share issuances, net of issuance costs	364,373		364,373
	673,573	-	673,573

Increase (decrease) in cash	88,320		88,320
Cash, beginning	364		364
Cash, ending	88,684	-	88,684

Supplemental Disclosures
Interest paid	2,844		2,844
Income taxes paid	-		-